Summary of Significant Accounting Policies (Details - Foreign Currency Translation)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
China, Yuan Renminbi
DisclosureLineElements [Line Items]
Average rate	7.2197	7.1843
Exchange rate	7.198		7.2975
United States of America, Dollars
DisclosureLineElements [Line Items]
Average rate	1.0000	1.0000
Exchange rate	1.0000		1.0000